INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015	Dec. 31, 2014
INCOME TAX
Income tax rate (as a percent)	21.00%	21.00%
Provision for income taxes
Current tax expense	$ (150.7)	₽ (10,465)	₽ (6,439)	₽ (5,188)
Deferred tax benefit	26.8	1,862	1,513	864
Total income tax expense	(123.9)	(8,603)	(4,926)	(4,324)
Components of net income before income taxes
(Loss)/income before income taxes expenses	784.0	54,464	₽ 13,582	₽ 11,107
Effect of Yandex.Market deconsolidation	$ 406.6	₽ 28,244
Russia
INCOME TAX
Dividend withholding tax (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Netherlands
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current tax expense	$ (118.3)	₽ (8,220)	₽ (5,640)	₽ (4,908)
Deferred tax benefit	18.0	1,254	1,108	331
Components of net income before income taxes
(Loss)/income before income taxes expenses	509.5	35,397	18,269	15,683
Netherlands
Provision for income taxes
Current tax expense	(24.1)	(1,672)	(503)
Deferred tax benefit	3.9	270	346	374
Components of net income before income taxes
(Loss)/income before income taxes expenses	254.3	17,665	(6,140)	(5,030)
Other
Provision for income taxes
Current tax expense	(8.3)	(573)	(296)	(280)
Deferred tax benefit	4.9	338	59	159
Components of net income before income taxes
(Loss)/income before income taxes expenses	$ 20.2	₽ 1,402	₽ 1,453	₽ 454
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%